                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               --------------------
                                               2nd Quarter

Check here if Amendment [ ]; Amendment Number: ___
    This Amendment (Check only one.):   [ ] is a restatement
                                        [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:     Smith Asset Management Group, L.P.
          ------------------------------------------------
Address:  200 Crescent Court
          ------------------------------------------------
          Suite 850
          ------------------------------------------------
          Dallas, Texas 75201
          ------------------------------------------------

Form 13F File Number:  28-03459
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen S. Smith
        ------------------------------------
Title:  CEO
        ------------------------------------
Phone:  214-880-4601
        ------------------------------------

Signature, Place, and Date of Signing:

/s/ Stephen S. Smith                   Dallas, Texas                   07-24-01
----------------------------------     --------------------            --------
[Signature]                            [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. [Check here if all holdings of this reporting manager are reported in this report.]

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number              Name

     28-
        ---------------                ---------------------------------------
        [Repeat as necessary.]

                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                   ------------
Form 13F Information Table Entry Total:                     270
                                                   ------------
Form 13F Information Table Value Total:            $885,892,091
                                                   ------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.        Form 13F File Number                Name

    ________   28-______________                   ___________________________

    [Repeat as necessary.]


ITEM 1:                                                      FAIR MARKET   SHARES/      INVEST DISC. MANAGERS VOTING AUTHORITY
NAME OF ISSUER                 CLASS               CUSIP     VALUE         PRINC.  SOLE SH/    SH/            SOLE   SHARED    NONE
                                                                           AMOUNT       DEF    OTHER
Americredit Corp               Common Stock - Long 03060R101 26,898,151.50 517,770 Sole                              517,770
Actrade Financial Technologies Common Stock - Long 00507P102  2,947,908.00 124,700 Sole                              124,700
Adobe Systems                  Common Stock - Long 00724F101    348,270.00   7,410 Sole                                7,410
ADC Telecom.                   Common Stock - Long 000886101      4,356.00     660 Sole                                  660
Andrx Corporation              Common Stock - Long 034553107    559,790.00   7,270 Sole                                7,270
Advent Software Inc.           Common Stock - Long 007974108    603,250.00   9,500 Sole                                9,500
American Eagle Outfitters      Common Stock - Long 02553E106 15,766,728.40 447,410 Sole                              447,410
Allergan, Inc.                 Common Stock - Long 018490102    167,219.70   1,990 Sole                                1,990
Argosy Gaming Co Com           Common Stock - Long 040228108  1,213,112.00  43,700 Sole                               43,700
Amerada-Hess                   Common Stock - Long 023551104 18,613,088.00 230,360 Sole                              230,360
Allete                         Common Stock - Long 018522102  3,620,250.00 160,900 Sole                              160,900
American Financial Holdings
Inc.                           Common Stock - Long 026075101  1,170,560.00  49,600 Sole                               49,600
AOL Time Warner                Common Stock - Long 00184A105    173,840.00   3,280 Sole                                3,280
Anadarko Petroleum             Common Stock - Long 032511107    354,727.80   6,580 Sole                                6,580
Apogee Enterprises             Common Stock - Long 037598109    422,162.00  33,800 Sole                               33,800
APOLLO GROUP INC CL A          Common Stock - Long 037604105    195,694.50   4,610 Sole                                4,610
Arrow Electronics              Common Stock - Long 042735100      7,529.90     310 Sole                                  310
American Standard Companies    Common Stock - Long 029712106    393,054.00   6,540 Sole                                6,540
Astec Industries, Inc.         Common Stock - Long 046224101    817,650.00  47,400 Sole                               47,400
AGL Resources Inc.             Common Stock - Long 001204106  4,612,250.00 194,200 Sole                              194,200
Activision Inc.                Common Stock - Long 004930202    365,025.00   9,300 Sole                                9,300
Aviall Inc.                    Common Stock - Long 05366B102    329,100.00  30,000 Sole                               30,000
AVXCorp.                       Common Stock - Long 002444107    313,530.00  14,930 Sole                               14,930
Anixter International Inc.     Common Stock - Long 035290105    421,818.00  13,740 Sole                               13,740
Boeing                         Common Stock - Long 097023105 15,292,224.00 275,040 Sole                              275,040
Burlington Coat                Common Stock - Long 121579106  2,776,000.00 138,800 Sole                              138,800
Boston Communications          Common Stock - Long 100582105    465,120.00  32,300 Sole                               32,300
BEA Systems, Inc.              Common Stock - Long 073325102    105,396.72   3,432 Sole                                3,432
BEI Technologies Inc.          Common Stock - Long 05538P104    499,685.00  18,500 Sole                               18,500


Bj Wholesale                   Common Stock - Long 05548J106    419,156.20   7,870 Sole                                7,870
Bj Services                    Common Stock - Long 055482103 12,893,052.00 444,588 Sole                              444,588
Black Hills Corp.              Common Stock - Long 092113109  1,070,118.00  26,600 Sole                               26,600
BankUnited Fin'l Corp.         Common Stock - Long 06652B103    347,035.00  24,700 Sole                               24,700
Boron, LePore & Associates     Common Stock - Long 10001P102    282,490.00  20,500 Sole                               20,500
Bellsouth Corp.                Common Stock - Long 079860102      9,664.80     240 Sole                                  240
Boston Private Fin'l Holdings,
Inc.                           Common Stock - Long 101119105    383,040.00  17,100 Sole                               17,100
Brown & Browm Inc.             Common Stock - Long 115236101    776,815.00  18,500 Sole                               18,500
Anheuser-Busch                 Common Stock - Long 035229103     14,008.00     340 Sole                                  340
Brown Shoe Company             Common Stock - Long 115736100    384,826.00  21,320 Sole                               21,320
Beazer Homes Usa Inc Com       Common Stock - Long 07556Q105    488,873.00   7,700 Sole                                7,700
Citigroup Inc. Common          Common Stock - Long 172967101      8,982.80     170 Sole                                  170
Cardinal Health Inc.           Common Stock - Long 14149Y108     10,350.00     150 Sole                                  150
Catapult Communications Corp.  Common Stock - Long 149016107    344,250.00  15,300 Sole                               15,300
Coastal Bancorp                Common Stock - Long 19041P105    308,414.00   9,650 Sole                                9,650
Countrywide Credit             Common Stock - Long 222372104 13,978,718.40 304,680 Sole                              304,680
Cendant Corp                   Common Stock - Long 151313103 17,348,760.00 889,680 Sole                              889,680
Crescent Real Estate Equities
Co.                            Common Stock - Long 225756105    174,447.00   7,100 Sole                                7,100
Cerner Corp.                   Common Stock - Long 156782104    546,000.00  13,000 Sole                               13,000
Christopher & Banks            Common Stock - Long 171046105  4,017,950.00 123,250 Sole                              123,250
Checkpoint Software            Common Stock - Long M22465104    485,472.00   9,600 Sole                                9,600
C&d Technologies Inc Com       Common Stock - Long 124661109    221,650.00   7,150 Sole                                7,150
Cigna Corp.                    Common Stock - Long 125509109      7,665.60      80 Sole                                   80
Cinergy                        Common Stock - Long 172474108 15,815,993.40 452,532 Sole                              452,532
Mack-Cali Realty Corp.         Common Stock - Long 554489104    179,424.00   6,300 Sole                                6,300
Colonial Properties Trust      Common Stock - Long 195872106    178,640.00   5,800 Sole                                5,800
Capstead Mortgage Corp         Common Stock - Long 14067E407    199,360.00  11,200 Sole                               11,200
Comverse Technology Inc.       Common Stock - Long 205862402    890,760.00  15,600 Sole                               15,600
Caremark                       Common Stock - Long 141705103    127,158.50   7,730 Sole                                7,730
Conoco Inc. - Cl. B            Common Stock - Long 208251405     10,115.00     350 Sole                                  350
Canadian Pac. Ltd.             Common Stock - Long 135923100    346,812.50   8,950 Sole                                8,950
Calpine Corp.                  Common Stock - Long 131347106 12,718,301.40 336,463 Sole                              336,463
Copart Inc Com                 Common Stock - Long 217204106    413,887.50  14,150 Sole                               14,150
Ceradyne Inc.                  Common Stock - Long 156710105    257,985.00  31,850 Sole                               31,850
Csg Systems Int'l Inc.         Common Stock - Long 126349109    128,050.56   2,256 Sole                                2,256


1-800 Contacts, Inc.           Common Stock - Long 681977104    359,455.00  14,500 Sole                               14,500
Coventry Corp                  Common Stock - Long 222862104  3,337,040.00 165,200 Sole                              165,200
Cypress Semiconducto           Common Stock - Long 232806109      8,824.50     370 Sole                                  370
Cytyc Corp Com                 Common Stock - Long 232946103    124,931.00   5,420 Sole                                5,420
Developers Divers Realty Corp. Common Stock - Long 251591103    181,962.00   9,900 Sole                                9,900
Direct Focus Inc.              Common Stock - Long 254931108  1,705,250.00  35,900 Sole                               35,900
Quest Diagnostics Inc.         Common Stock - Long 74834L100    556,884.00   7,440 Sole                                7,440
D R Horton                     Common Stock - Long 23331A109  5,089,794.00 224,220 Sole                              224,220
Digital Lightwave              Common Stock - Long 253855100    406,560.00  11,000 Sole                               11,000
Dow Jones & Co.                Common Stock - Long 260561105      9,553.60     160 Sole                                  160
D&k Healthcare Resources       Common Stock - Long 232861104    412,720.00  11,200 Sole                               11,200
Doral Financial Corp.          Common Stock - Long 25811P100  4,102,280.00 119,600 Sole                              119,600
Dover Corp.                    Common Stock - Long 260003108      9,036.00     240 Sole                                  240
AMDOCS LTD ORD                 Common Stock - Long G02602103    479,265.00   8,900 Sole                                8,900
Darden Restaurants             Common Stock - Long 237194105    376,092.00  13,480 Sole                               13,480
DRS Technologies Inc.          Common Stock - Long 23330X100    563,010.00  24,500 Sole                               24,500
Dst Systems, Inc.              Common Stock - Long 233326107    398,412.00   7,560 Sole                                7,560
Devon Energy Corp. - New       Common Stock - Long 25179M103     18,375.00     350 Sole                                  350
Dycom Inds.                    Common Stock - Long 267475101  1,749,559.00  76,300 Sole                               76,300
Engineered Support Systems     Common Stock - Long 292866100    376,224.00   9,600 Sole                                9,600
Brinker Int'l                  Common Stock - Long 109641100    382,321.50  14,790 Sole                               14,790
Electr For Imaging             Common Stock - Long 286082102  1,749,350.00  59,300 Sole                               59,300
Esco Electronics Corp          Common Stock - Long 296315104    533,655.00  17,700 Sole                               17,700
East West Bancorp              Common Stock - Long 27579R104  5,705,100.00 211,300 Sole                              211,300
Exelon Corp.                   Common Stock - Long 30161N101 14,745,035.20 229,960 Sole                              229,960
Expeditors Intl Wash           Common Stock - Long 302130109 18,149,697.50 302,500 Sole                              302,500
Ford Motor                     Common Stock - Long 345370860      8,592.50     350 Sole                                  350
Flagstar Bank                  Common Stock - Long 337930101    267,520.00  12,800 Sole                               12,800
Fleet Boston Financial Corp.   Common Stock - Long 339030108      9,073.50     230 Sole                                  230
Felcor Lodging Trust Inc.      Common Stock - Long 31430F101    176,670.00   7,550 Sole                                7,550
First Data Corp                Common Stock - Long 319963104 14,783,447.25 229,735 Sole                              229,735
Franchise Finance Corp. of
America                        Common Stock - Long 351807102    178,281.00   7,100 Sole                                7,100
Fair Isaac & Co Inc Com        Common Stock - Long 303250104  1,743,324.00  28,200 Sole                               28,200
Federated Investors            Common Stock - Long 314211103    466,900.00  14,500 Sole                               14,500
Federal National Mortgage
Association                    Common Stock - Long 313586109 17,825,774.23 209,641 Sole                              209,641


First Industrial Realty Trust  Common Stock - Long 32054K103    178,377.00   5,550 Sole                                5,550
Federal Realty Investors Trust Common Stock - Long 313747206    176,290.00   8,500 Sole                                8,500
Forest Labs.                   Common Stock - Long 345838106    158,330.00   2,230 Sole                                2,230
Greater Bay Bancorp            Common Stock - Long 391648102  3,756,992.00 150,400 Sole                              150,400
Genesco Inc.                   Common Stock - Long 371532102  5,521,824.00 164,340 Sole                              164,340
General Dynamics               Common Stock - Long 369550108 19,991,956.73 256,933 Sole                              256,933
Golden West Fin'l              Common Stock - Long 381317106    483,084.80   7,520 Sole                                7,520
Genzyme Corp                   Common Stock - Long 372917104     13,420.00     220 Sole                                  220
Getty Images Inc. New          Common Stock - Long 374276103    302,777.80  11,530 Sole                               11,530
Gen'l Mills                    Common Stock - Long 370334104    367,752.00   8,400 Sole                                8,400
Glenborough Realty Trust Inc.  Common Stock - Long 37803P105    179,490.00   9,300 Sole                                9,300
Glimcher Realty Trust          Common Stock - Long 379302102    179,000.00  10,000 Sole                               10,000
Grainger (W.W.)                Common Stock - Long 384802104 14,946,430.80 363,130 Sole                              363,130
Healthcare REIT Inc.           Common Stock - Long 42217K106    187,625.00   7,900 Sole                                7,900
Healthcare Properties
Investment Inc.                Common Stock - Long 421915109    172,000.00   5,000 Sole                                5,000
Harley Davidson                Common Stock - Long 412822108 18,629,367.68 395,696 Sole                              395,696
Harleysville Gp                Common Stock - Long 412824104  1,987,300.00  66,800 Sole                               66,800
Highwoods Properties Inc.      Common Stock - Long 431284108    183,885.00   6,900 Sole                                6,900
Health Net Inc.                Common Stock - Long 42222G108      7,482.00     430 Sole                                  430
Homestore.Com Inc.             Common Stock - Long 437852106    556,213.60  15,910 Sole                               15,910
Hovnanian Enterpr.             Common Stock - Long 442487203    380,162.00  26,200 Sole                               26,200
Helmerich & Payne              Common Stock - Long 423452101 11,057,291.40 358,770 Sole                              358,770
Hospitality Properties Trust   Common Stock - Long 44106M102    176,700.00   6,200 Sole                                6,200
Healthcare Realty Trust Inc.   Common Stock - Long 421946104    180,155.00   6,850 Sole                                6,850
HRPT Properties Trust          Common Stock - Long 40426W101    182,924.00  18,800 Sole                               18,800
Harris Corp.                   Common Stock - Long 413875105      9,251.40     340 Sole                                  340
Henry Schein, Inc.             Common Stock - Long 806407102  5,847,958.80 145,980 Sole                              145,980
Integra Lifesciences Hilding
Corp.                          Common Stock - Long 457985208    414,597.50  19,150 Sole                               19,150
Independence Community Bank    Common Stock - Long 453414104  1,170,582.00  59,300 Sole                               59,300
Integrated Device              Common Stock - Long 458118106      6,654.90     210 Sole                                  210
Int'l Game Tech.               Common Stock - Long 459902102 21,226,128.75 338,265 Sole                              338,265
Ipc Holdings                   Common Stock - Long G4933P101  1,975,610.00  83,500 Sole                               83,500
Illinois Tool Works            Common Stock - Long 452308109      9,495.00     150 Sole                                  150
Invitrogen Corp.               Common Stock - Long 46185R100    126,727.00   1,765 Sole                                1,765
Ivax Corp.                     Common Stock - Long 465823102 22,903,237.50 587,263 Sole                              587,263


Jack In The Box, Inc.          Common Stock - Long 466367109    269,352.00  10,320 Sole                               10,320
J. Jill Group Inc.             Common Stock - Long 466189107    366,525.00  18,100 Sole                               18,100
Jack Henry & Assoc             Common Stock - Long 426281101    589,000.00  19,000 Sole                               19,000
Johnson & Johnson              Common Stock - Long 478160104    180,605.40   3,615 Sole                                3,615
Jefferson-Pilot Corp           Common Stock - Long 475070108     13,046.40     270 Sole                                  270
Koger Equity Inc.              Common Stock - Long 500228101    179,025.00  10,850 Sole                               10,850
Kemet Corporation              Common Stock - Long 488360108      8,643.00     430 Sole                                  430
King Pharmaceuticals           Common Stock - Long 495582108 20,724,387.50 385,570 Sole                              385,570
Kla Instruments                Common Stock - Long 482480100    467,760.00   8,000 Sole                                8,000
Kimberly-Clark                 Common Stock - Long 494368103      8,944.00     160 Sole                                  160
Kerr-Mcgee Corp.               Common Stock - Long 492386107 17,723,580.15 267,445 Sole                              267,445
Key Production Company Inc.    Common Stock - Long 493138101    203,130.00  12,200 Sole                               12,200
Innkeepers USA Trust           Common Stock - Long 4576J0104    174,908.00  14,600 Sole                               14,600
Mbna Corp                      Common Stock - Long 55262L100 16,381,200.00 496,400 Sole                              496,400
Knight-Ridder                  Common Stock - Long 499040103     10,081.00     170 Sole                                  170
Kohls Corp.                    Common Stock - Long 500255104 17,289,328.95 275,615 Sole                              275,615
Quicksilver Resources Inc.     Common Stock - Long 74837R104    505,800.00  28,100 Sole                               28,100
Lecroy Corp.                   Common Stock - Long 52324W109    476,289.00  18,700 Sole                               18,700
Landauer Inc.                  Common Stock - Long 51476K103    315,000.00  10,500 Sole                               10,500
Lehman Brothers Holdings Inc.  Common Stock - Long 524908100    590,113.60   7,640 Sole                                7,640
Lennar Corp.                   Common Stock - Long 526057104    118,011.00   2,830 Sole                                2,830
Landamerica Financial Group
Inc.                           Common Stock - Long 514936103  3,885,700.00 122,000 Sole                              122,000
Labratory Corporation of
American Holdings              Common Stock - Long 50540R409    352,202.00   4,580 Sole                                4,580
L3 Communications              Common Stock - Long 502424104 13,189,218.00 172,860 Sole                              172,860
Lincoln Nat'l Corp.            Common Stock - Long 534187109     11,385.00     220 Sole                                  220
Landry's Seafood Restaurant    Common Stock - Long 51508L103    425,000.00  25,000 Sole                               25,000
Lowe's Cos.                    Common Stock - Long 548661107     14,510.00     200 Sole                                  200
Lightbridge Inc.               Common Stock - Long 532226107  5,133,240.00 264,600 Sole                              264,600
Mid-America Apartment Comm.    Common Stock - Long 59522J103    179,130.00   7,000 Sole                                7,000
Macerich Co.                   Common Stock - Long 554382101    186,000.00   7,500 Sole                                7,500
Maxwell Shoe Company           Common Stock - Long 577766108    316,200.00  18,600 Sole                               18,600
M D C Hldgs Inc Com            Common Stock - Long 552676108  3,226,179.00  91,135 Sole                               91,135
MGM Mirage                     Common Stock - Long 552953101    326,564.00  10,900 Sole                               10,900
M/I Schottenstein Home         Common Stock - Long 55305B101    331,800.00   8,400 Sole                                8,400
Millipore Corp.                Common Stock - Long 601073109     14,255.40     230 Sole                                  230


Mirant Corp.                   Common Stock - Long 604675108 15,204,421.60 441,989 Sole                              441,989
Mills Corp.                    Common Stock - Long 601148109    182,040.00   7,400 Sole                                7,400
Mid Atlantic Medical Supplies  Common Stock - Long 59523C107  3,119,820.00 174,000 Sole                              174,000
Minnesota Mining &
Manufacturing Co.              Common Stock - Long 604059105     11,410.00     100 Sole                                  100
Moog Inc. 'a'                  Common Stock - Long 615394202    327,180.00   8,400 Sole                                8,400
Mercury Computer Systems, Inc. Common Stock - Long 589378108    432,180.00   9,800 Sole                                9,800
Mgic Invt Corp Wis             Common Stock - Long 552848103     12,348.80     170 Sole                                  170
Macrovision Corp.              Common Stock - Long 555904101    158,920.00   2,320 Sole                                2,320
Metris Corp.                   Common Stock - Long 591598107    350,921.10  10,410 Sole                               10,410
Nash Finch Co.                 Common Stock - Long 631158102    450,760.00  19,100 Sole                               19,100
Nautica Enterprises            Common Stock - Long 639089101    469,890.00  23,000 Sole                               23,000
Nbty Inc Com                   Common Stock - Long 628782104  1,317,396.00 105,900 Sole                              105,900
Nationwide Health Properties
Inc.                           Common Stock - Long 638620104    189,880.00   9,400 Sole                                9,400
Annaly Mortgage Management     Common Stock - Long 035710409  1,524,552.00 111,200 Sole                              111,200
Commercial Net Lease Realty    Common Stock - Long 202218103    185,250.00  13,000 Sole                               13,000
Norfolk Southern               Common Stock - Long 655844108 16,441,553.00 792,364 Sole                              792,364
Nvr Inc.                       Common Stock - Long 62944T105  4,250,560.00  28,720 Sole                               28,720
New Plan Excel Realty Trust    Common Stock - Long 648053106    160,650.00  10,500 Sole                               10,500
Realty Income Corp.            Common Stock - Long 756109104    186,228.00   6,300 Sole                                6,300
Oxford Health Plans            Common Stock - Long 691471106 19,766,804.20 691,147 Sole                              691,147
Offshore Logistics             Common Stock - Long 676255102  2,546,000.00 134,000 Sole                              134,000
Old Republic Intl Corp         Common Stock - Long 680223104      9,860.00     340 Sole                                  340
Paychex Inc.                   Common Stock - Long 704326107 14,909,600.00 372,740 Sole                              372,740
Pepsi Bottling Group Inc.      Common Stock - Long 713409100 16,667,645.20 415,652 Sole                              415,652
Progressive (ohio)             Common Stock - Long 743315103 19,733,143.54 145,966 Sole                              145,966
Pulte Corp.                    Common Stock - Long 745867101  5,513,764.20 129,340 Sole                              129,340
Pier 1 Imports                 Common Stock - Long 720279108    364,090.00  31,660 Sole                               31,660
Pixar Inc.                     Common Stock - Long 725811103    118,728.00   2,910 Sole                                2,910
Polymedica Corp                Common Stock - Long 731738100  4,507,650.00 111,300 Sole                              111,300
Planar Systems Inc.            Common Stock - Long 726900103  4,212,635.00 162,650 Sole                              162,650
Public Serv. (n.Mex.           Common Stock - Long 744499104  4,421,547.00 137,700 Sole                              137,700
Patina Oil & Gas Corp.         Common Stock - Long 703224105  3,702,050.00 139,700 Sole                              139,700
SCP Pool Corp Com              Common Stock - Long 784028102    511,434.00  14,850 Sole                               14,850
PPL Corporation                Common Stock - Long 69351T106 21,227,525.00 385,955 Sole                              385,955
Post Properties Inc.           Common Stock - Long 737464107    177,895.00   4,700 Sole                                4,700


Payless Shoesource Inc Com     Common Stock - Long 704379106    407,610.00   6,300 Sole                                6,300
Providian                      Common Stock - Long 74406A102     10,064.00     170 Sole                                  170
Quanta Services                Common Stock - Long 74762E102    230,538.40  10,460 Sole                               10,460
Qwest Communications           Common Stock - Long 749121109     12,748.00     400 Sole                                  400
Reebok Int'l                   Common Stock - Long 758110100    475,200.00  14,850 Sole                               14,850
Rent-A-Center                  Common Stock - Long 76009N100  4,918,100.00  93,500 Sole                               93,500
Reader's Digest                Common Stock - Long 755267101      8,337.50     290 Sole                                  290
Radian Group Inc.              Common Stock - Long 750236101 16,233,879.40 401,332 Sole                              401,332
Regency Centers Corp.          Common Stock - Long 758849103    177,800.00   7,000 Sole                                7,000
Regeneron Pharmaceut           Common Stock - Long 75886F107    335,412.00   9,680 Sole                                9,680
Ruby Tuesday Inc.              Common Stock - Long 781182100  3,161,790.00 184,900 Sole                              184,900
Rightchoice Managed Care       Common Stock - Long 76657T102  2,162,280.00  48,700 Sole                               48,700
Right Manage                   Common Stock - Long 766573109    391,500.00  15,000 Sole                               15,000
Renaissance Holdings           Common Stock - Long G7496G103  3,739,525.00  50,500 Sole                               50,500
Remington Oil & Gas Corp.      Common Stock - Long 759594302    594,700.00  31,300 Sole                               31,300
Range Resources Corp.          Common Stock - Long 75281A109    327,000.00  54,500 Sole                               54,500
Sonic Automotive Inc.          Common Stock - Long 83545G102    809,840.00  42,400 Sole                               42,400
Scottish Annuity Fund          Common Stock - Long G7885T104    359,127.00  28,300 Sole                               28,300
Scansource Inc.                Common Stock - Long 806037107    464,716.00   9,800 Sole                                9,800
Sungard Data Systems           Common Stock - Long 867363103 18,849,881.20 628,120 Sole                              628,120
Sei Corp                       Common Stock - Long 784117103    462,624.00   9,760 Sole                                9,760
Scientific Atlanta             Common Stock - Long 808655104 11,703,153.00 288,255 Sole                              288,255
IStar Financial Inc.           Common Stock - Long 45031U101    184,710.00   6,550 Sole                                6,550
Shaw Group Inc.                Common Stock - Long 820280105    316,790.00   7,900 Sole                                7,900
Staten Island Bancorp.         Common Stock - Long 857550107    754,735.00  27,100 Sole                               27,100
Skechers USA Inc.              Common Stock - Long 830566105  2,072,407.00  70,900 Sole                               70,900
USA Education Inc.             Common Stock - Long 90390U102 17,332,025.00 237,425 Sole                              237,425
Anchor Gaming                  Common Stock - Long 033037102  4,264,920.00  66,000 Sole                               66,000
Synopsys Inc                   Common Stock - Long 871607107    116,136.00   2,400 Sole                                2,400
Serena Software, Inc.          Common Stock - Long 817492101    581,440.00  16,000 Sole                               16,000
Sunrise Assisted Living        Common Stock - Long 86768K106  1,564,500.00  59,600 Sole                               59,600
Statia Terminals Group         Common Stock - Long N82345104    299,200.00  22,000 Sole                               22,000
Constellation Brands Inc.      Common Stock - Long 21036P108  4,455,060.00 108,660 Sole                              108,660
Storage USA Inc.               Common Stock - Long 861907103    178,200.00   4,950 Sole                                4,950
Sybase Inc                     Common Stock - Long 871130100      6,415.50     390 Sole                                  390


Symantec Corp.                 Common Stock - Long 871503108    346,461.70   7,930 Sole                                7,930
Symmetricom Inc Com            Common Stock - Long 871543104  2,116,944.00 144,600 Sole                              144,600
Sysco Corp                     Common Stock - Long 871829107    120,274.50   4,430 Sole                                4,430
Tycom Ltd.                     Common Stock - Long G9144B106     82,714.80   4,809 Sole                                4,809
Trigon Healthcare, Inc.        Common Stock - Long 89618L100    484,429.50   7,470 Sole                                7,470
Tenet Healthcare Corp.         Common Stock - Long 88033G100 19,225,644.00 372,590 Sole                              372,590
Titanium Metals Corp.          Common Stock - Long 888339108    292,000.00  29,200 Sole                               29,200
Teekay Shipping Corp.          Common Stock - Long Y8564W103  4,504,651.20 112,560 Sole                              112,560
Talbot's Inc                   Common Stock - Long 874161102    917,437.50  20,970 Sole                               20,970
Toll Brothers                  Common Stock - Long 889478103  4,284,790.00 109,000 Sole                              109,000
Tetra Technologies In.         Common Stock - Long 88162F105    579,465.00  23,700 Sole                               23,700
TTI Team Telecom Int'l Ltd.    Common Stock - Long M88258104    433,512.00  22,300 Sole                               22,300
TXU Corporation                Common Stock - Long 873168108     12,529.40     260 Sole                                  260
UCBH Holdings Inc.             Common Stock - Long 90262T308    488,635.00  16,100 Sole                               16,100
Ultramar - Diamond Shamrock    Common Stock - Long 904000106     12,757.50     270 Sole                                  270
Universal Electronics, Inc.    Common Stock - Long 913483103    259,200.00  14,400 Sole                               14,400
Unifirst Corp.                 Common Stock - Long 904708104    364,800.00  19,200 Sole                               19,200
Unitedhealth Group Inc.        Common Stock - Long 91324P102 17,973,325.50 291,066 Sole                              291,066
Unisource Energy Group         Common Stock - Long 909205106  3,346,729.00 145,700 Sole                              145,700
Utstarcom, Inc.                Common Stock - Long 918076100    524,250.00  22,500 Sole                               22,500
United Technologies            Common Stock - Long 913017109      9,523.80     130 Sole                                  130
Universal Corp.                Common Stock - Long 913456109  3,267,984.00  82,400 Sole                               82,400
Varian Inc.                    Common Stock - Long 922206107  3,588,530.00 111,100 Sole                              111,100
Vintage Petroleum In           Common Stock - Long 927460105  4,484,073.00 239,790 Sole                              239,790
Verisign, Inc.                 Common Stock - Long 92343E102    149,424.90   2,490 Sole                                2,490
Willbros Group Inc.            Common Stock - Long 969199108    279,500.00  21,500 Sole                               21,500
Winn-Dixie Stores              Common Stock - Long 974280109 13,030,247.10 498,670 Sole                              498,670
Washington Mut Inc Com         Common Stock - Long 939322103 18,499,195.25 492,655 Sole                              492,655
Wet Seal Inc 'a'               Common Stock - Long 961840105  4,338,363.50 125,350 Sole                              125,350
Exxon Mobil Corp.              Common Stock - Long 30231G102     10,482.00     120 Sole                                  120
Venator Group Inc.             Common Stock - Long 922944103    466,650.00  30,500 Sole                               30,500
